Segment Information - Summary of Assets by Operating Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of geographical areas [line items]
Trade accounts receivable	$ 717.1	$ 665.4
Property, plant and equipment	2,104.9	2,154.2	$ 2,027.4
Intangible assets	1,882.4	1,664.6	$ 1,405.4	$ 1,260.9
Operating Segment [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	717.1	665.4
Property, plant and equipment	2,104.9	2,154.2
Intangible assets	1,882.4	1,664.6
Total	4,704.4	4,484.2
Commercial Aviation [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	166.4	154.2
Property, plant and equipment	986.3	1,090.8
Intangible assets	793.1	522.6
Total	1,945.8	1,767.6
Defense and Security [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	491.3	460.7
Property, plant and equipment	404.0	427.4
Intangible assets	5.7	5.3
Total	901.0	893.4
Executive Jets [Member] | Operating Segment [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	52.3	43.6
Property, plant and equipment	695.8	598.7
Intangible assets	881.9	895.2
Total	1,630.0	1,537.5
Other [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	7.1	6.9
Property, plant and equipment	18.8	37.3
Intangible assets	64.9	109.6
Total	90.8	153.8
Total reportable Segments [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
Trade accounts receivable	717.1	665.4
Property, plant and equipment	2,104.9	2,154.2
Intangible assets	1,745.6	1,532.7
Total	4,567.6	4,352.3
Unallocated [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
Intangible assets	136.8	131.9
Total	$ 136.8	$ 131.9